FINANCIAL RISK MANAGEMENT - Nominal Value of Currency Derivatives (Details) - Currency risk EUR_ in Millions	Dec. 31, 2023 EUR_
Less than 1 year | Sold currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	432
Less than 1 year | Sold currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	63
Less than 1 year | Sold currencies CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	3
Less than 1 year | Sold currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	8
Less than 1 year | Purchased currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	120
Less than 1 year | Purchased currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	118
Less than 1 year | Purchased currencies EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	80
Less than 1 year | Purchased currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	1
Over 1 year | Sold currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	110
Over 1 year | Sold currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	13
Over 1 year | Sold currencies CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Sold currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Purchased currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	14
Over 1 year | Purchased currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	17
Over 1 year | Purchased currencies EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	39
Over 1 year | Purchased currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0